Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share, Calculated using Two-Class Method (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	May 31, 2012	Feb. 29, 2012		Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011		Nov. 30, 2010	Aug. 31, 2010	May 31, 2012	May 31, 2011	May 31, 2010
Numerator for earnings per share:
Net income attributable to RPM International Inc. stockholders	$ 82,569	$ 6,625		$ 49,931	$ 76,811	$ 70,174	$ 1,097		$ 48,791	$ 68,996	$ 215,936	$ 189,058	$ 180,037
Less: Allocation of earnings and dividends to participating securities											(4,024)	(3,067)	(2,180)
Net income available to common shareholders - basic											211,912	185,991	177,857
Add: Undistributed earnings reallocated to unvested shareholders											9	7	6
Net income available to common shareholders - diluted											$ 211,921	$ 185,998	$ 177,863
Denominator for basic and diluted earnings per share:
Basic weighted average common shares											128,130	127,403	127,047
Average diluted options											587	663	684
Total shares for diluted earnings per share											128,717	128,066	127,731
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$ 0.63	$ 0.05		$ 0.38	$ 0.59	$ 0.54	$ 0.01		$ 0.38	$ 0.53	$ 1.65	$ 1.46	$ 1.40
Diluted Earnings Per Share of Common Stock	$ 0.63	$ 0.05	[1]	$ 0.38	$ 0.59	$ 0.54	$ 0.01	[1]	$ 0.38	$ 0.53	$ 1.65	$ 1.45	$ 1.39

[1]	For the quarters ended February 29, 2012 and February 28, 2011, the treasury stock method was utilized for the purpose of computing diluted earnings per share, as the result under the two-class method would have been less dilutive.